Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Fair value through other comprehensive income	£ 9	£ 48	£ 0
Available-for-sale			46
Fair value through profit or loss	11	6	7
Non-current assets	20	54	53
Current assets
Available-for-sale			2,575
Investments held at amortised cost	5,092	3,214	0
Loans and receivables			447
Current financial assets	£ 5,092	£ 3,214	£ 3,022